REVENUES (Details) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2018 USD ($) segment	Jun. 30, 2017 USD ($)	Dec. 31, 2017 USD ($)
Number of Operating Segments | segment			2
Revenue, Net	$ 68,099	$ 63,016	$ 132,839	$ 124,180
Contract Receivable, Due in Next Twelve Months	109,855		109,855
Contract Receivable, Due in Year Two	221,024		221,024
Contract Receivable, Due in Year Three	222,050		222,050
Contract Receivable, Due in Year Four	221,758		221,758
Contract Receivable, Due in Year Five	138,674		138,674
Contract Receivable, Due after Year Five	483,752		483,752
Contract Receivable	1,397,113		1,397,113
Operating Leases, Income Statement, Lease Revenue	30,149		59,925
Deferred revenue	1,152		1,152		$ 1,438
Transportation And Terminaling Segment [Member]
Revenue, Net	61,133	57,290	118,804	112,916
Storage Segment [Member]
Revenue, Net	6,966	5,726	14,035	11,264
Terminaling Service [Member] | Transportation And Terminaling Segment [Member]
Revenue, Net	29,410	32,169	56,461	62,847
Pipeline Service [Member] | Transportation And Terminaling Segment [Member]
Revenue, Net	19,217	15,679	37,706	31,577
Other Services [Member] | Transportation And Terminaling Segment [Member]
Revenue, Net	12,506	9,442	24,637	18,492
Storage Service [Member] | Storage Segment [Member]
Revenue, Net	$ 6,966	$ 5,726	$ 14,035	$ 11,264